Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Impairment charges on project assets	$ 13,844	$ 10,853	$ 0
Impairment charges on property, plant and equipment	12,640	0	0
Impairment charges on intangible assets	$ 1,235	$ 0	$ 0